BNY Mellon Intermediate Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .6%
Collateralized Municipal-Backed Securities — .6%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	1,381,485	1,343,503
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A	3.50	12/20/2035	934,954	882,857
Total Bonds and Notes (cost $2,556,137)				2,226,360

Long-Term Municipal Investments — 98.4%
Alabama — 3.4%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	1,000,000	1,002,343
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000	3,021,121
Black Belt Energy Gas District, Revenue Bonds, Refunding(a)	4.00	12/1/2031	1,300,000	1,317,424
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2038	3,250,000	3,408,521
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2040	1,250,000	1,311,829
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,134,114
				12,195,352
Arizona — 1.7%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	11/1/2037	1,375,000	1,424,268
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	3,225,000	3,258,368
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000	1,601,051
				6,283,687
California — 3.9%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	3,250,000	3,418,188
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,397,174	1,318,519
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(b)	5.00	11/1/2035	1,000,000	1,037,038
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.00	12/1/2031	1,000,000	1,009,458
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2033	1,975,000	2,210,869
San Bernardino Unified School District, COP (Insured; Assured Guaranty Corp.)	5.00	10/1/2040	2,800,000	3,009,085
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2039	1,960,000	2,027,199
				14,030,356
Colorado — 1.4%
Colorado Health Facilities Authority, Revenue Bonds, Refunding(a),(c)	5.00	11/19/2026	230,000	236,710
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000	1,046,022
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO, Ser. A(b)	5.00	4/1/2035	2,110,000	2,242,622
Weld County School District No. RE-4, GO (Insured; State Aid Withholding) Ser. 4	5.00	12/1/2041	1,450,000	1,516,567
				5,041,921
Connecticut — 2.3%
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2038	2,000,000	2,143,273
Connecticut, GO, Ser. A	4.00	1/15/2036	3,000,000	3,031,439

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Connecticut — 2.3% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home, Inc.) Ser. B	5.00	12/1/2032	1,000,000	1,030,655
Stamford Housing Authority, Revenue Bonds (Mozaic Concierge Living) Ser. D	4.25	10/1/2030	2,000,000	2,025,066
				8,230,433
Delaware — .3%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2043	1,260,000	1,231,084
District of Columbia — .6%
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2041	2,000,000	2,078,140
Florida — 3.9%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,024,477
Central Florida Expressway Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. D	5.00	7/1/2035	1,500,000	1,618,998
Florida Local Government Finance Commission, Revenue Bonds (BridgePrep Academy Projects) Ser. A(b)	5.00	6/15/2035	2,000,000	2,024,750
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing At Nocatee Project) Ser. A(b),(d)	5.50	11/15/2035	1,000,000	1,016,211
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	5.00	11/15/2034	2,000,000	2,245,846
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	1,813,110
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,544,122
Village Community Development District No. 15, Special Assessment Bonds(b)	4.00	5/1/2034	750,000	740,774
				14,028,288
Georgia — 2.2%
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2036	2,000,000	2,188,852
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,000,000	1,053,711
Main Street Natural Gas, Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	2,700,599
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	9/1/2030	2,000,000	2,123,801
				8,066,963
Hawaii — .9%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,573,307
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,682,262
				3,255,569
Illinois — 8.0%
Chicago, GO (Chicago Recovery Plan) Ser. A	5.00	1/1/2044	1,000,000	947,478
Chicago, GO, Refunding, Ser. A	4.00	1/1/2035	3,000,000	2,844,046
Chicago Board of Education, GO, Ser. A	5.50	12/1/2038	1,500,000	1,532,734
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,619,055
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2034	1,900,000	2,044,750
Chicago Park District, GO, Refunding (Personal Property Replacement) Ser. E	4.00	1/1/2034	1,115,000	1,120,747
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000	1,403,894
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,500,000	1,574,700
Cook County, Revenue Bonds, Refunding	5.00	11/15/2041	1,250,000	1,277,903
Illinois, GO, Ser. B	5.25	5/1/2038	1,250,000	1,312,711
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. B	5.00	11/15/2033	2,140,000	2,140,496
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	4.00	2/1/2035	1,750,000	1,750,484
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	2,777,174

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Illinois — 8.0% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,500,000	1,641,391
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	2,876,769
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,072,490
				28,936,822
Indiana — 2.1%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,250,000	1,263,001
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,500,000	1,528,739
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2028	2,440,000	2,442,526
Westfield-Washington Multi-School Building Corp., Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	7/15/2036	2,000,000	2,210,103
				7,444,369
Iowa — .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(a),(c)	4.00	12/1/2032	1,000,000	1,070,575
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000	499,609
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	1,000,000	1,017,232
				2,587,416
Kentucky — .7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	4.00	6/1/2026	1,500,000	1,508,919
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	1,000,000	1,077,556
				2,586,475
Louisiana — .9%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	4.00	12/1/2032	2,250,000	2,315,002
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	1,000,000	993,538
				3,308,540
Maryland — .4%
Maryland Stadium Authority, Revenue Bonds	5.00	6/1/2036	1,365,000	1,506,556
Massachusetts — 1.9%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	3,570,033
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.25	7/1/2044	3,000,000	3,090,473
				6,660,506
Michigan — 5.8%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2039	1,500,000	1,588,136
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2037	1,250,000	1,329,660
Great Lakes Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2034	2,240,000	2,526,681
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	5,056,638
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.00	2/28/2038	1,550,000	1,647,471
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2034	1,190,000	1,305,914
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2034	2,000,000	2,066,728
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,564,955
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.25	12/1/2037	350,000	380,169
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.25	12/1/2038	450,000	482,485
				20,948,837
Minnesota — .3%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.25	6/1/2045	1,000,000	906,791

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Nebraska — .9%
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2032	1,000,000	1,088,423
Omaha Public Power District, Revenue Bonds, Ser. A	5.00	2/1/2040	2,000,000	2,082,390
				3,170,813
Nevada — .9%
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,573,448
North Las Vegas, GO, Refunding, Ser. B	5.00	6/1/2032	1,000,000	1,122,008
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2035	500,000	521,100
				3,216,556
New Hampshire — .5%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	1,000,000	1,002,742
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(e)	0.00	12/15/2033	1,250,000	761,562
				1,764,304
New Jersey — 3.6%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.38	1/1/2035	1,360,000	1,393,555
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,400,000	1,499,391
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2039	2,500,000	2,657,860
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2038	1,000,000	1,060,809
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2038	1,000,000	1,057,691
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,215,041
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,194,123
				13,078,470
New York — 6.8%
Empire State Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	4.00	3/15/2039	1,450,000	1,390,153
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000	2,164,607
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000	1,246,512
New York City, GO, Ser. F1	4.00	3/1/2038	1,000,000	978,833
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2038	180,000	172,397
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2043	650,000	578,314
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	1,000,000	1,051,232
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	10/1/2030	2,500,000	2,505,637
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Air Terminal)	5.00	12/1/2035	3,850,000	4,052,622
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project)(Insured; Assured Guaranty Corp.)	6.00	6/30/2043	1,250,000	1,343,039
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,000,865
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Corp.)	4.25	6/30/2042	2,000,000	1,860,770
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Corp.)	5.50	6/30/2043	800,000	815,979
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2035	2,000,000	2,150,286
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,034,787
				24,346,033
North Carolina — .8%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,360,000	1,407,684

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
North Carolina — 0.8% (continued)
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes, Inc. Obligated Group) Ser. A	5.00	10/1/2039	500,000	508,736
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)(a)	5.00	12/1/2028	1,000,000	1,069,837
				2,986,257
Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,202,522
Ohio, Revenue Bonds (Children’s Hospital Medical Center of Akron) Ser. B(a)	5.00	8/15/2032	1,000,000	1,101,275
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	1,761,683
Ohio Water Development Authority, Revenue Bonds, Ser. A	5.00	12/1/2041	2,750,000	2,896,722
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds (Sustainable Bond) Ser. A	5.00	12/1/2041	1,500,000	1,586,305
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2035	1,075,000	1,159,481
				11,707,988
Oklahoma — .9%
Grand River Dam Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	2,965,000	3,095,027
Oregon — 2.0%
Oregon, GO (Article XI Q Project) Ser. A	5.00	5/1/2040	1,500,000	1,592,555
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,517,717
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000	3,230,356
				7,340,628
Pennsylvania — 10.1%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,675,000	1,813,307
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Project)	5.00	6/1/2031	2,500,000	2,634,428
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,000,000	921,901
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2032	1,000,000	1,046,821
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	5.00	12/31/2033	4,125,000	4,436,483
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2031	1,000,000	1,059,453
Philadelphia, GO, Ser. A	5.00	5/1/2033	3,080,000	3,384,344
Philadelphia, GO, Ser. A	5.00	8/1/2038	2,320,000	2,513,563
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,026,301
Philadelphia Authority for Industrial Development, Revenue Bonds, (Rebuild Project)	5.00	5/1/2039	2,250,000	2,387,895
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2036	1,080,000	1,189,129
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2038	1,500,000	1,599,345
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,500,000	1,636,041
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.25	6/1/2039	1,700,000	1,815,271
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000	2,709,442
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000	2,097,719
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.25	9/1/2036	1,250,000	1,379,959
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(c)	5.00	9/1/2026	10,000	10,260
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	2,536,372
				36,198,034
South Carolina — 2.2%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,080,008

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
South Carolina — 2.2% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.00	12/1/2041	4,500,000	4,673,916
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	986,517
				7,740,441
Tennessee — 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2034	1,000,000	1,103,805
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,533,722
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,465,504
				4,103,031
Texas — 6.5%
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	1,500,000	1,544,833
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	8/15/2035	1,000,000	1,080,193
Houston Airport System, Revenue Bonds (United Airlines, Inc.) Ser. B	5.25	7/15/2033	3,750,000	3,952,233
Northwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2042	5,000,000	4,654,838
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	1,500,000	1,623,436
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2031	1,400,000	1,417,450
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2038	1,405,000	1,442,173
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	5,465,000	5,980,591
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2037	1,600,000	1,750,352
				23,446,099
U.S. Related — .7%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,430,000	2,589,811
Utah — 2.3%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2038	3,000,000	3,144,860
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,057,268
				8,202,128
Vermont — .6%
Vermont Student Assistance Corp., Revenue Bonds, Ser. A	5.00	6/15/2035	2,000,000	2,044,825
Virginia — 1.5%
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding (Trans Capital Project)	4.00	5/15/2035	2,855,000	2,963,430
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2042	1,000,000	993,073
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group) Ser. A	5.00	1/1/2040	1,350,000	1,410,680
				5,367,183
Washington — 6.0%
Energy Northwest, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	7/1/2035	4,000,000	4,395,846
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	7,104,592
Kitsap County School District No. 100-C Bremerton, GO (Insured; School Board Guaranty) Ser. C	5.00	12/1/2041	1,000,000	1,055,289
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2041	1,000,000	1,010,824
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	2,500,000	2,600,183
Washington, GO, Refunding, Ser. R-2	4.00	7/1/2036	2,270,000	2,298,505

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Washington — 6.0% (continued)
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,372,835
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2038	1,590,000	1,623,315
				21,461,389
West Virginia — .5%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	1,825,000	1,795,876
Wisconsin — 5.8%
Milwaukee, GO (Insured; Assured Guaranty Corp.) Ser. B4	5.00	4/1/2036	1,515,000	1,634,036
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(e)	0.00	12/15/2042	4,500,000	1,308,061
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2036	4,500,000	4,518,639
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2038	625,000	651,404
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2039	650,000	672,179
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,250,000	1,264,949
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.00	6/15/2035	2,225,000	2,319,523
Sheboygan Area School District, GO	3.00	3/1/2039	1,500,000	1,283,231
Sheboygan Area School District, GO	3.00	3/1/2040	1,660,000	1,389,370
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2037	1,790,000	1,554,407
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2038	1,800,000	1,526,005
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,000,000	883,757
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	1,889,932
				20,895,493
Total Long-Term Municipal Investments (cost $361,889,607)				353,878,491
Total Investments (cost $364,445,744)			99.0%	356,104,851
Cash and Receivables (Net)			1.0%	3,708,887
Net Assets			100.0%	359,813,738

COP—Certificate of Participation
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $15,710,856 or 4.4% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of August 31, 2025.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Intermediate Municipal Bond Fund, Inc.
August 31, 2025 (Unaudited)
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,226,360	—	2,226,360
Municipal Securities	—	353,878,491	—	353,878,491
	—	356,104,851	—	356,104,851

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At August 31, 2025, accumulated net unrealized depreciation on investments was $8,340,893, consisting of $1,991,253 gross unrealized appreciation and $10,332,146 gross unrealized depreciation.
At August 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.